Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the

Summary Prospectuses and Prospectuses dated July 1, 2014, as supplemented

Effective immediately, the JPMorgan SmartAllocation Income Fund (the “Fund”) section titled “What are the Fund’s main investment strategies?” on page 2 of the Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

What are the Fund’s main investment strategies?

The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across fixed income sub-asset classes or sectors seeking attractive risk-adjusted returns.

The Fund intends to gain exposure to various fixed income sectors by investing in other J.P. Morgan Funds, exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs), and individual securities.

As part of its main investment strategy, the Fund will invest in debt instruments issued or guaranteed by the U.S. Government or its agencies, corporate debt, and debt issued or guaranteed by a foreign sovereign government or its agencies.

The Advisor may also allocate the Fund’s assets to inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), investment grade and non-investment grade (otherwise referred to as high yield or ‘junk’) corporate bonds, loan participations and assignments, asset-backed, mortgage-related and mortgage-backed securities, emerging market debt, and fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

The Adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets is not required to meet any minimum credit quality.

In managing the Fund, the Adviser establishes strategic target allocations to fixed income sub-asset classes that it believes in aggregate will outperform the Barclays US Aggregate Index, the Fund’s benchmark (the “Benchmark”) over the long term. The Adviser will review these strategic allocations at least annually and that may result in adding or removing sectors, or changing the allocation to different sectors.

The Adviser will also use tactical asset allocation process to pursue short to intermediate term opportunities through a combination of investments in individual securities and underlying funds. As a result of tactical allocations decisions, the Fund’s actual allocations may deviate from the strategic target allocations at any given time. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s allocations to underlying funds and investments in individual securities will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in other J.P. Morgan Mutual Funds, unaffiliated ETFs and individual securities, the Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, for purposes of cash management, to manage its exposure to specific sectors and markets, and for interest rate risk management by adjusting the duration and yield curve position of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan SmartAllocation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the

Summary Prospectuses and Prospectuses dated July 1, 2014, as supplemented

Effective immediately, the JPMorgan SmartAllocation Income Fund (the “Fund”) section titled “What are the Fund’s main investment strategies?” on page 2 of the Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

What are the Fund’s main investment strategies?

The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across fixed income sub-asset classes or sectors seeking attractive risk-adjusted returns.

The Fund intends to gain exposure to various fixed income sectors by investing in other J.P. Morgan Funds, exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs), and individual securities.

As part of its main investment strategy, the Fund will invest in debt instruments issued or guaranteed by the U.S. Government or its agencies, corporate debt, and debt issued or guaranteed by a foreign sovereign government or its agencies.

The Advisor may also allocate the Fund’s assets to inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), investment grade and non-investment grade (otherwise referred to as high yield or ‘junk’) corporate bonds, loan participations and assignments, asset-backed, mortgage-related and mortgage-backed securities, emerging market debt, and fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

The Adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets is not required to meet any minimum credit quality.

In managing the Fund, the Adviser establishes strategic target allocations to fixed income sub-asset classes that it believes in aggregate will outperform the Barclays US Aggregate Index, the Fund’s benchmark (the “Benchmark”) over the long term. The Adviser will review these strategic allocations at least annually and that may result in adding or removing sectors, or changing the allocation to different sectors.

The Adviser will also use tactical asset allocation process to pursue short to intermediate term opportunities through a combination of investments in individual securities and underlying funds. As a result of tactical allocations decisions, the Fund’s actual allocations may deviate from the strategic target allocations at any given time. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s allocations to underlying funds and investments in individual securities will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in other J.P. Morgan Mutual Funds, unaffiliated ETFs and individual securities, the Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, for purposes of cash management, to manage its exposure to specific sectors and markets, and for interest rate risk management by adjusting the duration and yield curve position of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across fixed income sub-asset classes or sectors seeking attractive risk-adjusted returns.

The Fund intends to gain exposure to various fixed income sectors by investing in other J.P. Morgan Funds, exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs), and individual securities.

As part of its main investment strategy, the Fund will invest in debt instruments issued or guaranteed by the U.S. Government or its agencies, corporate debt, and debt issued or guaranteed by a foreign sovereign government or its agencies.

The Advisor may also allocate the Fund’s assets to inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), investment grade and non-investment grade (otherwise referred to as high yield or ‘junk’) corporate bonds, loan participations and assignments, asset-backed, mortgage-related and mortgage-backed securities, emerging market debt, and fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

The Adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets is not required to meet any minimum credit quality.

In managing the Fund, the Adviser establishes strategic target allocations to fixed income sub-asset classes that it believes in aggregate will outperform the Barclays US Aggregate Index, the Fund’s benchmark (the “Benchmark”) over the long term. The Adviser will review these strategic allocations at least annually and that may result in adding or removing sectors, or changing the allocation to different sectors.

The Adviser will also use tactical asset allocation process to pursue short to intermediate term opportunities through a combination of investments in individual securities and underlying funds. As a result of tactical allocations decisions, the Fund’s actual allocations may deviate from the strategic target allocations at any given time. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s allocations to underlying funds and investments in individual securities will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in other J.P. Morgan Mutual Funds, unaffiliated ETFs and individual securities, the Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, for purposes of cash management, to manage its exposure to specific sectors and markets, and for interest rate risk management by adjusting the duration and yield curve position of the Fund.

R2, R5, R6 Shares | JPMorgan SmartAllocation Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the

Summary Prospectuses and Prospectuses dated July 1, 2014, as supplemented

Effective immediately, the JPMorgan SmartAllocation Income Fund (the “Fund”) section titled “What are the Fund’s main investment strategies?” on page 2 of the Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

What are the Fund’s main investment strategies?

The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across fixed income sub-asset classes or sectors seeking attractive risk-adjusted returns.

The Fund intends to gain exposure to various fixed income sectors by investing in other J.P. Morgan Funds, exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs), and individual securities.

As part of its main investment strategy, the Fund will invest in debt instruments issued or guaranteed by the U.S. Government or its agencies, corporate debt, and debt issued or guaranteed by a foreign sovereign government or its agencies.

The Advisor may also allocate the Fund’s assets to inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), investment grade and non-investment grade (otherwise referred to as high yield or ‘junk’) corporate bonds, loan participations and assignments, asset-backed, mortgage-related and mortgage-backed securities, emerging market debt, and fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

The Adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets is not required to meet any minimum credit quality.

In managing the Fund, the Adviser establishes strategic target allocations to fixed income sub-asset classes that it believes in aggregate will outperform the Barclays US Aggregate Index, the Fund’s benchmark (the “Benchmark”) over the long term. The Adviser will review these strategic allocations at least annually and that may result in adding or removing sectors, or changing the allocation to different sectors.

The Adviser will also use tactical asset allocation process to pursue short to intermediate term opportunities through a combination of investments in individual securities and underlying funds. As a result of tactical allocations decisions, the Fund’s actual allocations may deviate from the strategic target allocations at any given time. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s allocations to underlying funds and investments in individual securities will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in other J.P. Morgan Mutual Funds, unaffiliated ETFs and individual securities, the Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, for purposes of cash management, to manage its exposure to specific sectors and markets, and for interest rate risk management by adjusting the duration and yield curve position of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including emerging markets) fixed income securities. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across fixed income sub-asset classes or sectors seeking attractive risk-adjusted returns.

The Fund intends to gain exposure to various fixed income sectors by investing in other J.P. Morgan Funds, exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs), and individual securities.

As part of its main investment strategy, the Fund will invest in debt instruments issued or guaranteed by the U.S. Government or its agencies, corporate debt, and debt issued or guaranteed by a foreign sovereign government or its agencies.

The Advisor may also allocate the Fund’s assets to inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), investment grade and non-investment grade (otherwise referred to as high yield or ‘junk’) corporate bonds, loan participations and assignments, asset-backed, mortgage-related and mortgage-backed securities, emerging market debt, and fixed income-linked derivatives and underlying funds that invest primarily in such instruments.

The Adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets is not required to meet any minimum credit quality.

In managing the Fund, the Adviser establishes strategic target allocations to fixed income sub-asset classes that it believes in aggregate will outperform the Barclays US Aggregate Index, the Fund’s benchmark (the “Benchmark”) over the long term. The Adviser will review these strategic allocations at least annually and that may result in adding or removing sectors, or changing the allocation to different sectors.

The Adviser will also use tactical asset allocation process to pursue short to intermediate term opportunities through a combination of investments in individual securities and underlying funds. As a result of tactical allocations decisions, the Fund’s actual allocations may deviate from the strategic target allocations at any given time. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s allocations to underlying funds and investments in individual securities will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in other J.P. Morgan Mutual Funds, unaffiliated ETFs and individual securities, the Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, for purposes of cash management, to manage its exposure to specific sectors and markets, and for interest rate risk management by adjusting the duration and yield curve position of the Fund.